Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	561,535,203.16	25,898
Yield Supplement Overcollateralization Amount 11/30/25	34,958,693.13	0
Receivables Balance 11/30/25	596,493,896.29	25,898
Principal Payments	26,684,382.92	969
Defaulted Receivables	1,117,676.05	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	30,559,711.67	0
Pool Balance at 12/31/25	538,132,125.65	24,886

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.60%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,158,134.01	383
Past Due 61-90 days	3,171,297.93	118
Past Due 91-120 days	501,649.79	22
Past Due 121+ days	0.00	0
Total	13,831,081.73	523

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	678,859.66
Aggregate Net Losses/(Gains) - December 2025	438,816.39
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	0.58%
Second Prior Net Losses/(Gains) Ratio	0.82%
Third Prior Net Losses/(Gains) Ratio	0.87%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.45%
Weighted Average Contract Rate, Yield Adjusted	10.68%
Weighted Average Remaining Term	45.72

Flow of Funds	$ Amount
Collections	31,124,156.65
Investment Earnings on Cash Accounts	20,493.61
Servicing Fee	(497,078.25)
Transfer to Collection Account	-
Available Funds	30,647,572.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,192,284.05
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	17,241,283.75
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,801,997.95

Total Distributions of Available Funds	30,647,572.01

Servicing Fee	497,078.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	555,373,409.40
Principal Paid	23,403,077.51
Note Balance @ 01/15/26	531,970,331.89

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	410,073,409.40
Principal Paid	23,403,077.51
Note Balance @ 01/15/26	386,670,331.89
Note Factor @ 01/15/26	90.2381171%

Class A-4
Note Balance @ 12/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	89,800,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	37,000,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	18,500,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,442,496.55
Total Principal Paid	23,403,077.51
Total Paid	25,845,574.06

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.41385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,800,905.72
Principal Paid	23,403,077.51
Total Paid to A-3 Holders	25,203,983.23

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9820633
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9913799
Total Distribution Amount	20.9734432

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	4.2028138
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.6162836
Total A-3 Distribution Amount	58.8190974

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	736.71
Noteholders' Principal Distributable Amount	263.29

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	3,080,896.88
Investment Earnings	9,562.46
Investment Earnings Paid	(9,562.46)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88